Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Numerator:
Net loss attributable to common stockholders for basic earnings per share	$ (3,446,600)		$ (1,090,300)							$ (41,989,900)	$ (7,664,500)	$ (13,885,800)	$ (2,967,700)
less: change in fair value of warrant liability attributable to Exchange, Investment and Bridge Warrants issued to Platinum												(105,200)	(1,219,500)
Net loss for diluted earnings per share attributable to common stockholders												$ (13,991,000)	$ (4,187,200)
Denominator:
Weighted average basic common shares outstanding	1,765,641		1,302,300							1,650,160	1,270,495	1,318,797	1,098,742
Assumed conversion of dilutive securities:
Warrants to purchase common stock													474
Potentially dilutive common shares assumed converted										10,142,813	3,088,010		474
Denominator for diluted earnings per share - adjusted weighted average shares	1,765,641	1,466,386	1,302,300	1,299,099	1,229,488	1,162,636	1,110,529	1,128,152	1,061,544	1,650,160	1,288,674	1,318,797	1,099,216
Basic net loss attributable to common stockholders per common share	$ (1.95)	$ (4.24)	$ (0.84)	$ (1.58)	$ (3.70)	$ (1.57)	$ 0.12	$ (1.35)	$ 0.18	$ (25.45)	$ (6.03)	$ (10.53)	$ (2.70)
Diluted net loss attributable to common stockholders per common share	$ (1.95)	$ (4.24)	$ (1.08)	$ (1.90)	$ (3.70)	$ (1.57)	$ (0.44)	$ (1.37)	$ (0.44)	$ (25.45)	$ (6.14)	$ (10.61)	$ (3.81)